Main differences between IFRS and Swiss GAAP	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of main differences between IFRS and Swiss GAAP [text block]
Note 35

Main differences between IFRS and Swiss GAAP
The

consolidated

financial

statements

of

UBS

Group

AG

are
prepared

in

accordance

with

International

Financial

Reporting
Standards (IFRS). The

Swiss Financial

Market Supervisory Authority
(FINMA) requires financial groups presenting financial statements under

IFRS

to

provide

a

narrative

explanation

of

the

main
differences

between

IFRS

and

Swiss
g
enerally

accepted
accounting principles (GAAP) (the FINMA Accounting

Ordinance,
FINMA

Circular

2020/1 “Accounting

– banks”

and the

Banking
Ordinance

(the

BO)).

Included

in

this

Note

are

the

significant
differences

in

the

recognition

and

measurement

between

IFRS
and

the

provisions

of

the
BO
and

the

guidelines

of

FINMA
governing

true

and

fair

view

financial

statement

reporting
pursuant to Art. 25 to Art. 42 of the BO.
1. Consolidation
Under IFRS,

all entities

that are

controlled

by the

holding entity
are consolidated. Under

Swiss GAAP,

controlled entities deemed
immaterial to the

Group or held

only temporarily are exempt

from
consolidation,

but

instead

are

recorded

as

participations
accounted

for

under

the

equity

method

of

accounting

or

as
financial

investments

measured

at

the

lower

of

cost

or

market
value.
2. Classification and measurement of financial assets
Under IFRS, debt instruments

are measured at amortized

cost, fair
value through

other comprehensive income

(FVOCI) or fair

value
through

profit

or

loss

(FVTPL),

depending

on

the

nature

of

the
business

model

within

which

the

asset

is

held

and

the
characteristics of

the contractual

cash flows

of the

asset.

Equity
instruments

are

accounted

for

at

FVTPL

by

UBS.

Under

Swiss
GAAP, trading assets and derivatives

are measured at

FVTPL in

line
with IFRS.

However,

non-trading debt

instruments are

generally
measured at amortized

cost, even when

the assets are

managed
on

a

fair value

basis.

In

addition,

the measurement

of

financial
assets in the

form of

securities depends on

the nature of

the asset:
debt instruments not

held to maturity,

i.e., instruments available
for

sale,
and
equity

instruments

with

no

permanent

holding
intent, are classified as
Financial investments

and measured at the
lower

of

(amortized)

cost

or

market

value.

Market

value
adjustments up to the original cost amount and

realized gains or
losses upon disposal

of the investment

are recorded in the

income
statement

as
Other

income

from

ordinary

activities.
Equity
instruments

with

a

permanent

holding

intent

are

classified

as
participations in
Non-consolidated investments in

subsidiaries and
other

participations

and

are

measured

at

cost

less

impairment.
Impairment

losses

are

recorded

in

the

income

statement

as
Impairment

of investments

in non-consolidated

subsidiaries and
other participations.

Reversals of

impairments up

to the

original
cost

amount

and

realized

gains

or

losses

upon

disposal

of

the
investment are

recorded as
Extraordinary income

/
Extraordinary
expenses
.
3. Fair value option applied to financial liabilities
Under IFRS,

UBS applies the

fair value option

to certain financial
liabilities not held for trading.

Instruments for which the fair

value
option

is

applied

are

accounted

for

at

FVTPL.

The

amount

of
change

in

the

fair

value

attributable

to

changes

in

UBS’s

own
credit is presented in
Other comprehensive income

directly within
Retained

earnings
.

The

fair

value

option

is

applied

primarily

to
issued

structured

debt

instruments,

certain

non-structured

debt
instruments,

certain payables

under repurchase

agreements and
cash

collateral

on

securities

lending

agreements,

amounts

due
under unit-linked investment contracts, and brokerage payables.
Under Swiss GAAP, the fair

value option can only be

applied to
structured debt instruments

consisting of

a debt

host contract

and
one

or

more

embedded

derivatives

that

do

not

relate

to

own
equity. Furthermore, unrealized changes

in fair value attributable
to

changes

in

UBS’s

own

credit

are

not

recognized,

whereas
realized own credit is recognized in

Net trading income
.
4. Allowances and provisions for credit losses
Swiss GAAP permit use of IFRS for

accounting for allowances and
provisions for credit losses based on an expected credit loss (ECL)
model. UBS has

chosen to apply

the IFRS 9

ECL approach to

the
substantial

majority

of

exposures

in

scope

of

Swiss

GAAP

ECL
requirements,

including all exposures in scope of ECL under both
Swiss GAAP and IFRS.
In

addition,

for

a

small

population

of

exposures

within

the
scope of Swiss GAAP ECL requirements, which are not subject to
ECL

under
IFRS

due

to

classification

and

measurements
differences,

UBS applies

an alternative

approach.

Where Pillar 1
internal ratings-based (IRB)

models are applied

to measure credit
risk,

ECL

for

such

exposures

is

determined

by

the

regulatory
expected loss

(EL), with

an add-on

for scaling

up to

the residual
maturity of exposures

maturing beyond the next

12 months. For
detailed

information

on

regulatory

EL,

refer

to

the
“ Risk
management

and control”

section

of

this report.

For exposures
where the Pillar 1 standardized approach (SA) is used

to measure
credit

risk,

ECL

is

determined

using

a

portfolio

approach

that
derives

a

conservative probability

of

default

(PD)

and loss

given
default (LGD) for the entire portfolio.

5. Hedge accounting
Under IFRS, when cash flow hedge accounting is applied, the fair value

gain

or

loss

on

the

effective

portion

of
a   derivative
designated as

a cash

flow hedge

is recognized

initially in

equity
and reclassified to the income statement when certain conditions are

met.

When

fair

value

hedge

accounting

is

applied,

the

fair
value change of the

hedged item attributable to

the hedged risk
is

reflected

in

the

measurement

of

the

hedged

item

and

is
recognized in the income statement along with

the change in the
fair

value

of

the

hedging

derivative.

Under

Swiss

GAAP,

the
effective

portion

of

the

fair

value

change

of
a derivative
instrument designated

as a

cash flow

or as

a fair

value hedge

is
deferred on the balance

sheet as
Other assets

or
Other liabilities
.
The carrying amount of the hedged

item designated in fair value
hedges is

not adjusted

for fair

value changes

attributable to

the
hedged risk.
6. Goodwill and intangible assets
Under

IFRS,

goodwill acquired

in

a

business combination

is

not
amortized

but tested

annually for

impairment.

Intangible

assets
with

an

indefinite

useful

life

are

also

not

amortized

but

tested
annually

for

impairment.

Under

Swiss

GAAP,

goodwill

and
intangible assets with

indefinite useful lives

are amortized over

a
period not exceeding five years, unless a longer useful life, which may not exceed 10

years, can

be justified. In

addition, these assets
are tested annually for impairment.
7. Post-employment benefit plans
Swiss GAAP permit the use of IFRS or Swiss accounting

standards
for post-employment benefit

plans, with the

election made on

a
plan-by-plan basis.
UBS

has

elected

to

apply

IFRS

(IAS

19)

for

the

non-Swiss
defined

benefit

plans

in
  the
UBS

AG

standalone

financial
statements and

Swiss GAAP

(FER 16)

for the

Swiss pension

plan
in the UBS

AG and the UBS

Switzerland AG standalone

financial
statements. The

requirements of

Swiss GAAP

are better

aligned
with the specific nature

of Swiss pension plans, which

are hybrid
in

that

they

combine

elements

of

defined

contribution

and
defined

benefit

plans,

but

are

treated

as

defined

benefit

plans
under IFRS. Key

differences between Swiss

GAAP and IFRS

include
the treatment

of dynamic

elements, such

as future

salary increases
and future

interest credits

on retirement

savings, which

are not
considered under

the static

method used

in accordance

with Swiss
GAAP.

Also,

the

discount

rate

used

to

determine

the

defined
benefit obligation in accordance with

IFRS is based on the yield

of
high-quality

corporate

bonds

of

the

market

in

the

respective
pension plan country. The

discount rate used in

accordance with
Swiss GAAP (i.e., the technical interest rate) is determined by the
Pension Foundation

Board based

on the

expected returns of

the
Board’s investment strategy.
For defined benefit plans,

IFRS require the full

defined benefit
obligation net

of the

plan assets

to be

recorded on

the balance
sheet

subject

to

the

asset

ceiling

rules,

with

changes

resulting
from remeasurements recognized

directly in equity.

However, for
non-Swiss

defined

benefit

plans

for

which

IFRS

accounting

is
elected,

changes

due

to

remeasurements

are

recognized

in

the
income statement of UBS AG standalone under Swiss GAAP.
Swiss

GAAP

require

employer

contributions

to

the

pension
fund

to

be

recognized

as

personnel

expenses

in

the

income
statement.

Swiss

GAAP

also

require

an

assessment

of

whether,
based

on

the

pension

fund’s

financial

statements

prepared

in
accordance

with

Swiss

accounting

standards
(FER

26),

an
economic benefit

to, or

obligation of,

the employer

arises from
the

pension

fund that

is recognized

in the

balance sheet

when
conditions are

met. Conditions

for recording

a pension

asset or
liability would

be met

if, for

example, an

employer contribution
reserve is available

or the employer

is required to

contribute to the
reduction of a pension deficit (on an FER 26 basis).
8. Leasing
Under IFRS, a single lease accounting model applies that

requires
UBS to

record a

right-of-use (RoU)

asset and

a corresponding

lease
liability

on

the

balance

sheet

when

UBS

is

a

lessee

in

a

lease
arrangement. The RoU asset and the lease liability are recognized when UBS

acquires control

of the

physical use

of the

asset. The
lease liability is measured based on the present value of the lease payments over the lease term, discounted using UBS’s unsecured borrowing rate. The RoU asset is recorded at an amount equal to the lease liability

but is adjusted

for rent prepayments,

initial direct
costs,

any

costs

to

refurbish

the

leased

asset

and

/

or

lease
incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.
Under Swiss GAAP,

leases that

transfer substantially

all the risks
and

rewards,

but

not

necessarily

legal

title

in

the

underlying
assets,

are

classified

as

finance

leases.

All

other

leases

are
classified

as

operating

leases.

Whereas

finance

leases

are
recognized on the balance

sheet and measured in line

with IFRS,
operating

leases are

not recognized

on

the balance

sheet, with
payments recognized as
General and administrative

expenses

on
a straight-line

basis over

the lease term,

which commences with
control

of

the

physical

use

of

the

asset.

Lease

incentives

are
treated

as

a

reduction

of

rental

expense

and

recognized

on

a
consistent basis over the lease term.

9. Netting of derivative assets and liabilities
Under IFRS, derivative assets, derivative liabilities and related cash collateral

not

settled

to

market

are

reported

on

a

gross

basis
unless

the

restrictive

IFRS

netting

requirements

are

met:

(i)
existence

of

master

netting

agreements

and

related

collateral
arrangements

that are

unconditional and

legally enforceable,

in
both

the

normal

course

of

business

and

the

event

of

default,
bankruptcy

or

insolvency of

UBS and

its

counterparties;

and

(ii)
UBS’s intention

to either

settle on

a net

basis or

to realize the

asset
and

settle

the

liability

simultaneously.

Under

Swiss

GAAP,
derivative

assets,

derivative

liabilities

and

related

cash

collateral
not

settled

to

market

are

generally

reported

on

a

net

basis,
provided the master netting

and the related collateral

agreements
are

legally

enforceable

in

the

event

of

default,

bankruptcy

or
insolvency of UBS’s counterparties.
10. Negative interest
Under IFRS,

negative interest

income arising

on a

financial asset
does not

meet the

definition of

interest

income and,

therefore,
negative

interest

on

financial

assets

and

negative

interest

on
financial

liabilities

are

presented

within

interest

expense

and
interest income, respectively. Under

Swiss GAAP, negative interest
on

financial

assets

is

presented

within

interest

income

and
negative interest on financial liabilities

is presented within interest
expense.
11. Extraordinary income and expense
Certain

non-recurring

and

non-operating

income

and

expense
items,

such

as

realized

gains

or

losses

from

the

disposal

of
participations,

fixed

and

intangible

assets,

a
nd
reversals

of
impairments

of

participations

and

fixed

assets,

are

classified

as
extraordinary

items

under

Swiss

GAAP.

This

distinction

is

not
available under IFRS

UBS AG
Entity [Table]
Disclosure of main differences between IFRS and Swiss GAAP [text block]
Note 35

Main differences between IFRS and Swiss GAAP
The consolidated financial statements of UBS AG are

prepared in
accordance

with

International

Financial

Reporting

Standards
(IFRS). The

Swiss Financial Market

Supervisory Authority

(FINMA)
requires

financial

groups

presenting

financial

statements

under
IFRS

to

provide

a

narrative

explanation

of

the

main

differences
between IFRS and Swiss generally accepted accounting principles
( GAAP )   (
the

FINMA

Accounting

Ordinance,

FINMA

Circular
2020/1

“Accounting –

banks” and

the

Banking

Ordinance

(the
BO)). Included

in this

Note are

the significant

differences

in the
recognition and measurement between

IFRS and the

provisions of
the BO and the guidelines of FINMA governing true and fair view financial statement reporting pursuant

to Art. 25 to

Art. 42 of

the
BO.
1. Consolidation
Under IFRS,

all entities

that are

controlled

by the

holding entity
are consolidated. Under

Swiss GAAP,

controlled entities deemed
immaterial to the

Group or held

only temporarily are exempt

from
consolidation,

but

instead

are

recorded

as

participations
accounted

for

under

the

equity

method

of

accounting

or

as
financial

investments

measured

at

the

lower

of

cost

or

market
value.
2. Classification and measurement of financial assets
Under IFRS, debt instruments

are measured at amortized

cost, fair
value through

other comprehensive income

(FVOCI) or fair

value
through

profit

or

loss

(FVTPL),

depending

on

the

nature

of

the
business

model

within

which

the

asset

is

held

and

the
characteristics of

the contractual

cash flows

of the

asset.

Equity
instruments are accounted

for at FVTPL by

UBS AG. Under Swiss
GAAP, trading assets and derivatives

are measured at

FVTPL in

line
with IFRS.

However,

non-trading debt

instruments are

generally
measured at amortized

cost, even when

the assets are

managed
on

a

fair value

basis.

In

addition,

the measurement

of

financial
assets in the

form of

securities depends on

the nature of

the asset:
debt instruments not

held to maturity,

i.e., instruments available
for

sale,

and

equity

instruments

with

no

permanent

holding
intent, are classified as
Financial investments

and measured at the
lower

of

(amortized)

cost

or

market

value.

Market

value
adjustments up to the original cost amount and

realized gains or
losses upon disposal

of the investment

are recorded in the

income
statement

as
Other

income

from

ordinary

activities.
Equity
instruments

with

a

permanent

holding

intent

are

classified

as
participations in
Non-consolidated investments in

subsidiaries and
other

participations

and

are

measured

at

cost

less

impairment.
Impairment

losses

are

recorded

in

the

income

statement

as
Impairment

of investments

in non-consolidated

subsidiaries and
other participations.

Reversals of

impairments up

to the

original
cost

amount

and

realized

gains

or

losses

upon

disposal

of

the
investment are

recorded as
Extraordinary income

/
Extraordinary
expenses
.
3. Fair value option applied to financial liabilities
Under

IFRS,

UBS

AG

applies

the

fair

value

option

to

certain
financial liabilities not held for trading. Instruments for which the fair

value

option

is

applied

are

accounted

for

at

FVTPL.

The
amount

of

change

in

the

fair

value

attributable

to

changes

in
UBS AG’s own credit

is presented in
Other comprehensive income

directly within
Retained earnings
. The fair value option

is applied
primarily

to

issued

structured

debt

instruments
,
certain

non
-
structured

debt

instruments,

certain

payables

under

repurchase
agreements and cash collateral on securities lending agreements, amounts

due

under

u
nit -
linked

investment

contracts,
  and
brokerage payables.
Under Swiss GAAP, the fair

value option can only be

applied to
structured debt instruments

consisting of

a debt

host contract

and
one

or

more

embedded

derivatives

that

do

not

relate

to

own
equity. Furthermore, unrealized changes

in fair value attributable
to changes in

UBS AG’s own

credit are not

recognized, whereas
realized own credit is recognized in

Net trading income
.
4. Allowances and provisions for credit losses
Swiss GAAP permit use of IFRS for

accounting for allowances and
provisions for credit losses based on an expected credit loss (ECL)
model. UBS AG

has chosen to

apply the IFRS

9 ECL approach

to
the substantial majority of exposures in scope of Swiss GAAP ECL requirements,

including all exposures in scope of ECL under both
Swiss GAAP and IFRS.
In

addition,

for

a

small

population

of

exposures

within

the
scope of Swiss GAAP ECL requirements, which are not subject to
ECL

under
IFRS

due

to

classification

and

measurements
differences,
UBS

AG

applies

an

alternative

approach
.

Where
Pillar 1 internal ratings-based (IRB) models are

applied to measure
credit risk, ECL for

such exposures is

determined by the regulatory
expected loss

(EL), with

an add-on

for scaling

up to

the residual
maturity of exposures

maturing beyond the next

12 months. For
detailed

information

on

r
egulatory

EL,

refer

to

the
“ Risk
management

and control”

section

of

this report.

For exposures
where the Pillar 1 standardized approach (SA) is used

to measure
credit

risk,

ECL

is

determined

using

a

portfolio

approach

that
derives

a

conservative probability

of

default

(PD)

and loss

given
default (LGD) for the entire portfolio.

5. Hedge accounting
Under IFRS, when cash flow hedge accounting is applied, the fair value

gain

or

loss

on

the

effective

portion

of
a   derivative
designated as

a cash

flow hedge

is recognized

initially in

equity
and reclassified to the income statement when certain conditions are

met.

When

fair

value

hedge

accounting

is

applied,

the

fair
value change of the

hedged item attributable to

the hedged risk
is

reflected

in

the

measurement

of

the

hedged

item

and

is
recognized in the income statement along with

the change in the
fair

value

of

the

hedging

derivative.

Under

Swiss

GAAP,

the
effective

portion

of

the

fair

value

change

of
a derivative
instrument designated

as a

cash flow

or as

a fair

value hedge

is
deferred on the balance

sheet as
Other assets

or
Other liabilities
.
The carrying amount of the hedged

item designated in fair value
hedges is

not adjusted

for fair

value changes

attributable to

the
hedged risk.
6. Goodwill and intangible assets
Under

IFRS,

goodwill acquired

in

a

business combination

is

not
amortized

but tested

annually for

impairment.

Intangible

assets
with

an

indefinite

useful

life

are

also

not

amortized

but

tested
annually

for

impairment.

Under

Swiss

GAAP,

goodwill

and
intangible assets with

indefinite useful lives

are amortized over

a
period not exceeding five years, unless a longer useful life, which may not exceed 10

years, can

be justified. In

addition, these assets
are tested annually for impairment.
7. Post-employment benefit plans
Swiss GAAP permit the use of IFRS or Swiss

accounting standards
for post-employment benefit

plans, with the

election made on

a
plan-by-plan basis.
UBS AG

has elected

to apply

IFRS (IAS

19) for

the non-Swiss
defined

benefit

plans

in
  the
UBS

AG

standalone

financial
statements and

Swiss GAAP

(FER 16)

for the

Swiss pension

plan
in the UBS

AG and the UBS

Switzerland AG standalone

financial
statements. The

requirements of

Swiss GAAP

are better

aligned
with the specific nature

of Swiss pension plans, which

are hybrid
in

that

they

combine

elements

of

defined

contribution

and
defined

benefit

plans,

but

are

treated

as

defined

benefit

plans
under IFRS. Key

differences between Swiss

GAAP and IFRS

include
the treatment

of dynamic

elements, such

as future

salary increases
and future

interest credits

on retirement

savings, which

are not
considered under

the static

method used

in accordance

with Swiss
GAAP.

Also,

the

discount

rate

used

to

determine

the

defined
benefit obligation in accordance with

IFRS is based on the

yield of
high-quality

corporate

bonds

of

the

market

in

the

respective
pension plan country. The

discount rate used in

accordance with
Swiss GAAP (i.e., the technical interest rate) is determined by the
Pension Foundation

Board based

on the

expected returns of

the
Board’s investment strategy.
For defined benefit plans,

IFRS require the full

defined benefit
obligation net

of the

plan assets

to be

recorded on

the balance
sheet

subject

to

the

asset

ceiling

rules,

with

changes

resulting
from remeasurements recognized

directly in equity.

However, for
non-Swiss

defined

benefit

plans

for

which

IFRS

accounting

is
elected,

changes

due

to

remeasurements

are

recognized

in

the
income statement of UBS AG standalone under Swiss GAAP.
Swiss

GAAP

require

employer

contributions

to

the

pension
fund

to

be

recognized

as

personnel

expenses

in

the

income
statement.

Swiss

GAAP

also

require

an

assessment

of

whether,
based

on

the

pension

fund’s

financial

statements

prepared

in
accordance

with

Swiss

accounting

standards

(FER

26),

an
economic benefit

to, or

obligation of,

the employer

arises from
the

pension

fund that

is recognized

in the

balance sheet

when
conditions are

met. Conditions

for recording

a pension

asset or
liability would

be met

if, for

example, an

employer contribution
reserve is available

or the employer

is required to

contribute to the
reduction of a pension deficit (on an FER 26 basis).
8. Leasing
Under IFRS, a single lease accounting model applies

that requires
UBS AG to record a right-of-use (RoU) asset and a corresponding lease liability on

the balance sheet

when UBS AG

is a lessee

in a
lease

arrangement.

The

RoU

asset

and

the

lease

liability

are
recognized when UBS

AG acquires control

of the physical use

of
the

asset.

The

lease

liability

is

measured

based

on

the

present
value of the lease

payments over the

lease term, discounted using
UBS AG’s unsecured borrowing rate.

The RoU asset is recorded at
an

amount

equal

to

the

lease

liability

but

is

adjusted

for

rent
prepayments, initial direct costs, any costs to refurbish the leased asset

and
  /
or

lease

incentives

received.

The

RoU

asset

is
depreciated over the shorter of the lease

term or the useful life of
the underlying asset.
Under Swiss GAAP,

leases that

transfer substantially

all the risks
and

rewards,

but

not

necessarily

legal

title

in

the

underlying
assets,

are

classified

as

finance

leases.

All

other

leases

are
classified

as

operating

leases.

Whereas

finance

leases

are
recognized on the balance

sheet and measured in line

with IFRS,
operating

leases are

not recognized

on

the balance

sheet, with
payments recognized as
General and administrative

expenses

on
a straight-line

basis over

the lease term,

which commences with
control

of

the

physical

use

of

the

asset.

Lease

incentives

are
treated

as

a

reduction

of

rental

expense

and

recognized

on

a
consistent basis over the lease term.

9. Netting of derivative assets and liabilities
Under IFRS, derivative assets, derivative liabilities and related cash collateral

not

settled

to

market

are

reported

on

a

gross

basis
unless

the

restrictive

IFRS

netting

requirements

are

met:

(i)
existence

of

master

netting

agreements

and

related

collateral
arrangements

that are

unconditional and

legally enforceable,

in
both

the

normal

course

of

business

and

the

event

of

default,
bankruptcy or

insolvency of

UBS AG

and its

counterparties; and
(ii) UBS AG’s intention

to either settle on a net

basis or to realize
the

asset

and

settle

the

liability

simultaneously.

Under

Swiss
GAAP,
derivative

assets
,

derivative
liabilities
and

related

cash
collateral

not

settled

to market

are

generally reported

on a

net
basis,

provided

the

master

netting

and

the

related

collateral
agreements

are

legally

enforceable

in

the

event

of

default,
bankruptcy or insolvency of UBS AG’s counterparties.
10. Negative interest
Under IFRS,

negative interest

income arising

on a

financial asset
does not

meet the

definition of

interest

income and,

therefore,
negative

interest

on

financial

assets

and

negative

interest

on
financial

liabilities

are

presented

within

interest

expense

and
interest income, respectively. Under

Swiss GAAP, negative interest
on

financial

assets

is

presented

within

interest

income

and
negative interest on financial liabilities

is presented within interest
expense.
11. Extraordinary income and expense
Certain

non-recurring

and

non-operating

income

and

expense
items,

such

as

realized

gains

or

losses

from

the

disposal

of
participations,

fixed

and

intangible

assets,

a
nd
reversals

of
impairments

of

participations

and

fixed

assets,

are

classified

as
extraordinary

items

under

Swiss

GAAP.

This

distinction

is

not
available under IFRS